Related party transactions (Details)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2026 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares	Dec. 31, 2025 USD ($)	Mar. 31, 2026 shares
Related party transactions (Details) [Line Items]
Accrued management bonuses | $							$ 645,570
Debenture units issued (in Shares)								3,750
Rright-of-use asset recognized | $	$ 45,047		$ 45,047				102,320
Aggregate monthly installments (in Dollars) | $				$ 84,806
Accounts payable and accrued liabilities | $	0		0				$ 645,570
Bottom of range [member]
Related party transactions (Details) [Line Items]
Expiry period					2 years
Top of range [member]
Related party transactions (Details) [Line Items]
Expiry period					5 years
Directors [Member]
Related party transactions (Details) [Line Items]
Director’s compensation | $	$ 21,441	$ 21,733	$ 82,784		$ 82,096
Officers and Directors [Member]
Related party transactions (Details) [Line Items]
Number of performance share units granted (in Shares)			519,500	519,500	120,692
Expiry period			5 years	5 years
Officers and Directors [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares | $ / shares				$ 4.8		$ 6.6
Officers and Directors [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares | (per share)				$ 6.5	$ 24.5
Total for all related parties [member]
Related party transactions (Details) [Line Items]
Debenture units issued (in Shares)								300
Chief Financial Officer [Member]
Related party transactions (Details) [Line Items]
Debenture units issued (in Shares)								1,400
Class B Subordinate Voting Shares [Member]
Related party transactions (Details) [Line Items]
Issued bonus shares (in Shares)			300,000	300,000
Class B Subordinate Voting Shares [Member] | Chief Financial Officer [Member]
Related party transactions (Details) [Line Items]
Issued bonus shares (in Shares)			311,818	311,818